UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 99.4%
Financials – 19.8%
Capital Markets – 3.5%
Bank of New York Mellon Corp. (The)	542,100	$13,585,026
Credit Suisse Group AG (Sponsored ADR)	267,900	11,117,850
Greenhill & Co., Inc.	228,400	17,739,828

		42,442,704

Commercial Banks – 6.8%
Bank of Montreal	213,700	12,661,725
Bank Rakyat Indonesia	10,856,000	13,898,646
BOC Hong Kong Holdings Ltd.	3,809,000	11,955,540
Itau Unibanco Holding SA (ADR)	397,810	9,770,214
Itau Unibanco Holding SA (ADR)(a) (b)	132,300	3,249,288
Siam Commercial Bank PCL	3,896,600	13,322,265
Standard Chartered PLC	594,500	17,195,831

		82,053,509

Consumer Finance – 2.1%
Green Dot Corp.(a)	264,443	13,433,705
SKS Microfinance Ltd.(a)	520,169	12,001,648

		25,435,353

Insurance – 1.5%
AIA Group Ltd.(a)	1,941,400	5,773,168
China Life Insurance Co., Ltd. - Class H	2,873,000	12,630,526

		18,403,694

Real Estate Investment Trusts (REITs) – 1.6%
Weyerhaeuser Co.	1,221,934	19,819,770

Real Estate Management & Development – 4.3%
Ciputra Development TBK PT(a)	224,120,500	10,591,044
Hang Lung Group Ltd.	1,779,000	11,841,466
Kerry Properties Ltd.	2,560,500	14,224,638
Sun Hung Kai Properties Ltd.	891,000	15,269,401

		51,926,549

		240,081,579

Information Technology – 17.8%
Communications Equipment – 2.0%
Juniper Networks, Inc.(a)	375,300	12,155,967
QUALCOMM, Inc.	270,000	12,185,100

		24,341,067

Computers & Peripherals – 3.6%
Apple, Inc.(a)	56,300	16,938,981
Isilon Systems, Inc.(a)	451,200	12,845,664
Toshiba Corp.	2,687,000	13,448,819

		43,233,464

Electronic Equipment, Instruments & Components – 0.9%
Dolby Laboratories, Inc. - Class A(a)	180,100	11,108,568

Internet Software & Services – 3.6%
Google, Inc. - Class A(a)	24,400	14,956,956

Company	Shares	U.S. $ Value
Rackspace Hosting, Inc.(a)	643,200	$16,054,272
Tencent Holdings Ltd.	567,200	13,053,130

		44,064,358

Semiconductors & Semiconductor Equipment – 1.8%
Netlogic Microsystems, Inc.(a)	713,700	21,453,822

Software – 5.9%
Intuit, Inc.(a)	249,300	11,966,400
Red Hat, Inc.(a)	341,770	14,443,200
Salesforce.com, Inc.(a)	131,900	15,309,633
Temenos Group AG(a)	407,880	13,671,642
VMware, Inc. - Class A(a)	213,100	16,293,626

		71,684,501

		215,885,780

Consumer Discretionary – 13.3%
Auto Components – 1.4%
Johnson Controls, Inc.	464,729	16,321,283

Automobiles – 2.6%
Byd Co., Ltd. - Class H	1,944,000	11,884,614
Volkswagen AG (Preference Shares)	130,370	19,548,027

		31,432,641

Hotels, Restaurants & Leisure – 2.2%
Ctrip.com International Ltd. (ADR)(a)	272,700	14,199,489
Starwood Hotels & Resorts Worldwide, Inc.	230,200	12,463,028

		26,662,517

Household Durables – 1.3%
Rinnai Corp.	259,400	15,781,836

Internet & Catalog Retail – 3.4%
Amazon.com, Inc.(a)	86,600	14,301,124
NetFlix, Inc.(a)	82,200	14,261,700
priceline.com, Inc.(a)	34,600	13,037,626

		41,600,450

Media – 2.4%
Publicis Groupe SA	262,400	13,071,499
Walt Disney Co. (The)	458,900	16,570,879

		29,642,378

		161,441,105

Industrials – 12.4%
Construction & Engineering – 2.3%
IVRCL Infrastructures & Projects Ltd.	3,603,600	12,208,641
Shaw Group, Inc. (The)(a)	528,700	16,157,072

		28,365,713

Electrical Equipment – 2.1%
A123 Systems, Inc.(a)	1,398,400	13,592,448
Babcock & Wilcox Co.(a)	518,900	11,841,298

		25,433,746

Company	Shares	U.S. $ Value
Industrial Conglomerates – 1.0%
Jaiprakash Associates Ltd.	4,554,750	$12,385,312

Machinery – 4.7%
Fanuc Ltd.	98,700	14,288,767
Japan Steel Works Ltd. (The)	1,510,000	14,407,033
NGK Insulators Ltd.	1,025,000	15,518,924
Weg SA	961,700	12,426,365

		56,641,089

Road & Rail – 0.9%
Canadian National Railway Co.	175,000	11,336,500

Trading Companies & Distributors – 1.4%
Mitsubishi Corp.	679,400	16,318,955

		150,481,315

Materials – 12.3%
Chemicals – 4.9%
Linde AG	87,800	12,632,076
Monsanto Co.	470,400	27,951,168
Stella Chemifa Corp.	430,200	18,487,271

		59,070,515

Metals & Mining – 7.4%
ArcelorMittal (New York)	388,900	12,592,582
Barrick Gold Corp.	394,500	18,971,505
BHP Billiton Ltd. (Sponsored ADR)	222,900	18,409,311
Freeport-McMoRan Copper & Gold, Inc.	175,700	16,635,276
Impala Platinum Holdings Ltd.	608,393	17,176,221
Mongolian Mining Corp.(a)	5,482,500	5,905,999

		89,690,894

		148,761,409

Energy – 11.5%
Energy Equipment & Services – 5.3%
Nabors Industries Ltd.(a)	1,107,700	23,150,930
Saipem SpA	419,500	18,637,676
Schlumberger Ltd.	320,500	22,399,745

		64,188,351

Oil, Gas & Consumable Fuels – 6.2%
Cameco Corp.	422,095	13,057,258
Denbury Resources, Inc.(a)	1,379,756	23,483,447
Occidental Petroleum Corp.	243,200	19,122,816
Paladin Energy Ltd.(a)	1,517,100	6,123,811
Petroleo Brasileiro SA (ADR)	376,300	12,839,356

		74,626,688

		138,815,039

Health Care – 8.3%
Biotechnology – 2.5%
Cepheid, Inc.(a)	700,100	14,730,104
Genomic Health, Inc.(a)	1,075,500	15,229,080

		29,959,184

Company	Shares	U.S. $ Value
Health Care Providers & Services – 1.4%
Medco Health Solutions, Inc.(a)	329,000	$17,282,370

Health Care Technology – 1.2%
athenahealth, Inc.(a)	359,600	14,373,212

Life Sciences Tools & Services – 2.0%
Illumina, Inc.(a)	278,800	15,141,628
WuXi PharmaTech Cayman, Inc. (ADR)(a)	522,800	8,615,744

		23,757,372

Pharmaceuticals – 1.2%
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	283,480	14,712,612

		100,084,750

Consumer Staples – 3.0%
Beverages – 1.1%
Heckmann Corp.(a)	3,338,787	13,655,639

Food Products – 1.9%
Besunyen Holdings Co.(a)	16,003,000	7,680,201
Chaoda Modern Agriculture Holdings Ltd.	18,752,000	15,302,999

		22,983,200

		36,638,839

Telecommunication Services – 1.0%
Wireless Telecommunication Services – 1.0%
Softbank Corp.	364,500	11,705,918

Total Common Stocks (cost $1,123,140,954)		1,203,895,734

	Contracts (c)
OPTIONS PURCHASED - CALLS – 0.2%
Market Vectors Gold Miners Expiration: Jan `12, Exercise Price: $65.0 (a)	4,100	2,214,000
SPDR S&P Homebuilders ETF Expiration: Jan `11, Exercise Price: $17.5 (a)	53,400	1,068,000
Total Options Purchased - Calls (cost $5,714,767)		3,282,000

	Shares
RIGHTS – 0.1%
Financials – 0.1%
Standard Chartered PLC(a) (cost $0)	74,312	625,733

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17%(d) (cost $4,697,801)	4,697,801	4,697,801

U.S. $ Value
Total Investments – 100.1% (cost $1,133,553,522)(e)	1,212,501,268
Other assets less liabilities – (0.1)%	(1,220,882)

Net Assets – 100.0%	$1,211,280,386

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
BNP Paribas SA:
British Pound settling 1/18/11	13,547	$21,444,494	$21,693,534	$249,040
Deutsche Bank AG London:
British Pound settling 1/18/11	29,500	46,902,050	47,239,924	337,874
UBS AG:
Euro settling 1/18/11	33,549	46,585,135	46,646,194	61,059
Westpac Banking Corp.:
Australian Dollar settling 1/18/11	23,165	22,142,613	22,480,864	338,251
Sale Contracts:
State Street Bank and Trust Co.:
Japanese Yen settling 1/18/11	1,783,881	21,422,853	22,185,186	(762,333)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the market value of this security amounted to $3,249,288 or 0.3% of net assets.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $124,636,240 and gross unrealized depreciation of investments was $(45,688,494), resulting in net unrealized appreciation of $78,947,746.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

October 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

49.1%	United States
9.9%	Japan
6.1%	Hong Kong
5.6%	China
4.6%	Canada
3.2%	Brazil
3.0%	India
2.7%	Germany
2.1%	Switzerland
2.0%	Australia
2.0%	Indonesia
1.5%	Italy
1.5%	United Kingdom
6.3%	Other
0.4%	Short-Term
100.0%	Total Investments

*	All data are as of October 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: France, Israel, Mongolia, Netherlands, South Africa and Thailand.

AllianceBernstein Global Thematic Growth Fund

October 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$115,902,934	$110,856,380	$13,322,265	$240,081,579
Information Technology	175,712,189	40,173,591	—	215,885,780
Consumer Discretionary	101,155,129	60,285,976	—	161,441,105
Industrials	65,353,683	85,127,632	—	150,481,315
Materials	100,465,841	48,295,568	—	148,761,409
Energy	114,053,552	24,761,487	—	138,815,039
Health Care	100,084,750	—	—	100,084,750
Consumer Staples	21,335,840	15,302,999	—	36,638,839
Telecommunication Services	—	11,705,918	—	11,705,918
Options Purchased - Calls	—	3,282,000	—	3,282,000
Rights	625,733	—	—	625,733
Short-Term Investments	4,697,801	—	—	4,697,801

Total Investments in Securities	799,387,452	399,791,551	13,322,265	1,212,501,268
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	986,224	—	986,224
Liabilities
Forward Currency Exchange Contracts	—	(762,333)	—	(762,333)

Total	$799,387,452	$400,015,442	$13,322,265	$1,212,725,159

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Financials	Total
Balance as of 7/31/10	$15,097,599	$15,097,599
Accrued discounts /premiums	—	—
Realized gain (loss)	577,124	577,124
Change in unrealized appreciation/depreciation	2,320,801	2,320,801
Net purchases (sales)	(4,673,259)	(4,673,259)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 10/31/10	$13,322,265	$13,322,265

Net change in unrealized appreciation/depreciation from Investments held as of 10/31/10	$2,320,801	$2,320,801

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/S/ ROBERT M. KEITH
Robert M. Keith President

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT M. KEITH
Robert M. Keith President

Date: December 22, 2010

By:	/S/ JOSEPH J. MANTINEO
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: December 22, 2010